Share Capital	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Free Share X-Change Limited (Anguilla) [Member]
Share Capital

4.	SHARE CAPITAL

Common stock

On December 17, 2013, the founder of the Company, Mr. Loke Che Chan, Gilbert subscribed 1 share of common stock of the Company at a par value of $0.14 per share for the Company’s initial working capital.

On August 7, 2018, Mr. Chai Kok Leong purchased 50 shares of common stock of the Company at a par value of $0.14 per share for the Company’s initial working capital. On the same day, Mr. Joson Yeo Hung Kwang also purchased 50 shares of common stock of the Company at a par value of $0.14 per share for the Company’s initial working capital.

4.	SHARE CAPITAL

Common Stock

On December 17, 2013, the founder of the Company, Mr. Loke Che Chan, Gilbert subscribed 1 share of common stock of the Company at a par value of $0.14 per share for the Company’s initial working capital.

On August 7, 2018, Mr. Chai Kok Leong purchased 50 shares of common stock of the Company at a par value of $0.14 per share for the Company’s initial working capital. On the same day, Mr. Joson Yeo Hung Kwang also purchased 50 shares of common stock of the Company at a par value of $0.14 per share for the Company’s initial working capital.